Property and equipment (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	September 30, 2017	March 31, 2017
Computer equipment & furniture	$5,160	$5,160
Less: accumulated depreciation	(3,622)	(3,035)
Property and equipment, net	$1,538	$2,125

	March 31, 2017	March 31, 2016
Computer equipment & furniture	$5,160	$5,160
Less: accumulated depreciation	(3,035)	(1,429)
Property and equipment, net	$2,125	$3,731